Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000011548
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	A
Trading Symbol	MIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[1]
AssetsNet	$ 141,267,848
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	C
Trading Symbol	MSBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.74%	[2]
AssetsNet	$ 141,267,848
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011549
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	I
Trading Symbol	MPFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 141,267,848
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000065127
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio
Class Name	L
Trading Symbol	MGILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$72	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%	[4]
AssetsNet	$ 141,267,848
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011562
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	A
Trading Symbol	MACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[5]
AssetsNet	$ 938,007,080
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155934
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	C
Trading Symbol	MSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.76%	[6]
AssetsNet	$ 938,007,080
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011563
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	I
Trading Symbol	MPEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[7]
AssetsNet	$ 938,007,080
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113795
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	L
Trading Symbol	MSKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.53%	[8]
AssetsNet	$ 938,007,080
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000129401
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Discovery Portfolio
Class Name	R6
Trading Symbol	MMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[9]
AssetsNet	$ 938,007,080
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226178
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	A
Trading Symbol	MAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[10]
AssetsNet	$ 8,515,765
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226179
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	C
Trading Symbol	MAAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%	[11]
AssetsNet	$ 8,515,765
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226180
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	I
Trading Symbol	MAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[12]
AssetsNet	$ 8,515,765
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000226177
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio
Class Name	R6
Trading Symbol	MAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[13]
AssetsNet	$ 8,515,765
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011555
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	A
Trading Symbol	MBAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[14]
AssetsNet	$ 533,543,264
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	C
Trading Symbol	MSSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%	[15]
AssetsNet	$ 533,543,264
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011556
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	I
Trading Symbol	MPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[16]
AssetsNet	$ 533,543,264
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000113792
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	L
Trading Symbol	MSDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$75	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%	[17]
AssetsNet	$ 533,543,264
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000156275
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio
Class Name	R6
Trading Symbol	MGPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[18]
AssetsNet	$ 533,543,264
Holdings Count | Holding	1,528
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110150
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	A
Trading Symbol	MSYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[19]
AssetsNet	$ 59,921,459
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155936
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	C
Trading Symbol	MSHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%	[20]
AssetsNet	$ 59,921,459
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110149
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	I
Trading Symbol	MSYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[21]
AssetsNet	$ 59,921,459
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198829
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	IR
Trading Symbol	MRHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[22]
AssetsNet	$ 59,921,459
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000110152
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	L
Trading Symbol	MSYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$62	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[23]
AssetsNet	$ 59,921,459
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000138838
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - High Yield Portfolio
Class Name	R6
Trading Symbol	MSHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[24]
AssetsNet	$ 59,921,459
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163600
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	A
Trading Symbol	MUAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[25]
AssetsNet	$ 13,322,186,636
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,322,186,636
# of Portfolio Holdings	195
Portfolio Turnover Rate	0%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	63.7%
BBB	3.4%
A	29.6%
AA	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163598
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	Institutional Class
Trading Symbol	MUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[26]
AssetsNet	$ 13,322,186,636
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,322,186,636
# of Portfolio Holdings	195
Portfolio Turnover Rate	0%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	63.7%
BBB	3.4%
A	29.6%
AA	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000163599
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio
Class Name	IR
Trading Symbol	MULSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[27]
AssetsNet	$ 13,322,186,636
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,322,186,636
# of Portfolio Holdings	195
Portfolio Turnover Rate	0%

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	63.7%
BBB	3.4%
A	29.6%
AA	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

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